CONVERTIBLE NOTES (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2007 2012 Convertible Notes	Dec. 31, 2011 2012 Convertible Notes	Dec. 31, 2010 2012 Convertible Notes	Dec. 31, 2009 2012 Convertible Notes	Dec. 31, 2008 2012 Convertible Notes	Mar. 31, 2008 2013 Convertible Notes	Dec. 31, 2011 2013 Convertible Notes	Dec. 31, 2010 2013 Convertible Notes	Dec. 31, 2009 2013 Convertible Notes	Jun. 30, 2009 IFC Convertible Loan Y	Dec. 31, 2011 IFC Convertible Loan	Dec. 31, 2010 IFC Convertible Loan	Dec. 31, 2010 Others
Convertible notes
Principal amount					$ 3,800,000	$ 3,800,000				$ 575,000,000	$ 575,000,000			$ 50,000,000	$ 50,000,000	$ 500,000
Unamortized debt discount										(43,400,000)	(76,900,000)			(700,000)	(800,000)
Total	584,700,000	551,600,000
Debt issued				425,000,000					500,000,000				50,000,000
Interest rate (as a percent)				0.25%					3.00%				5.00%
Principal amount debt, basis for conversion				1,000					1,000
Number of ADS per $1,000 principal amount of debt				20.5074					24.3153
Par value of ADS (in dollars per share)				$ 0.01					$ 0.01
Conversion price (in dollars per share)				$ 48.76					$ 41.13				$ 18.00
Amount pertaining to exercise of over-allotment of debt by purchasers				75,000,000					75,000,000
Percentage of principal amount at which the holders have the right to require the Company to repurchase all or a portion of their notes on or after February 15, 2011					100.00%
Percentage of principal amount at which the entity may redeem whole or in part of the notes prior to on or after February 15, 2011					100.00%
Estimated interest rates (as a percent)					8.28%					9.88%
Equity component				92,000,000					140,700,000
Amortization of the discount on the liability component	33,500,000	31,900,000	47,500,000			1,500,000	20,000,000			33,500,000	30,400,000	27,500,000
Amount of debt repurchased						221,200,000	181,200,000	93,800,000
Payment of convertible notes repurchase		221,200,000					159,600,000	61,000,000
Deferred offering expenses written off						1,500,000	12,200,000	8,400,000
Gain on repurchase of debt			$ 9,500,000				$ 9,500,000	$ 23,800,000
Period after the date of drawdown after which loan will be repayable in full if not converted (in years)													7